Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplemental Cash Flow Information (Tables) [Abstract]
Additional cash flow information and noncash investing and financing activities

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Additional cash flow information:
Interest paid	¥6,367	¥8,533	¥14,403	$76,711
Income taxes paid	46,227	9,797	111,508	556,952

Noncash investing and financing activities:
Capital lease obligations incurred	¥2,244	¥14,285	¥29,762	$27,036